Fair Values of Financial Instruments	12 Months Ended
Apr. 30, 2011
Fair Values of Financial Instruments
Fair Values of Financial Instruments
6.	Fair Values of Financial Instruments

In accordance with ASC 820, Fair Value Measurements and Disclosures, the fair value of an asset is considered to be the price at which the asset could be sold in an orderly transaction between unrelated knowledgeable and willing parties. A liability's fair value is defined as the amount that would be paid to transfer the liability to a new obligor, not the amount that would be paid to settle the liability with the creditor. Assets and liabilities recorded at fair value are measured using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

Level 1 –	Observable inputs that reflect quoted prices in active markets

Level 2 –	Inputs other than quoted prices in active markets that are either directly or indirectly observable

Level 3 –	Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions

		Fair Value Measurement Using
Description	As of April 30, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)

Contingent consideration (See Note 14)	$—	—	—	—	(243)

		Fair Value Measurement Using
Description	As of May 1, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Contingent consideration (See Note 14)	$7,265	—	—	7,265	(1,712)

The following table presents the changes in Level 3 contingent consideration liability for the 52 weeks ended April 30, 2011:

Acquisition of Fictionwise
Beginning balance, May 1, 2010	$7,265
Payments	(7,508)
Losses	243

Balance, April 30, 2011	$—

Fair Value of Financial Instruments

The Company's financial instruments, other than those presented in the disclosures above, include cash, receivables, other investments and accounts payable. The fair values of cash, receivables, and accounts payable approximated carrying values because of the short-term nature of these instruments. The Company believes that its Amended Credit Facility approximates fair value since interest rates are adjusted to reflect current rates. The Company believes that the terms and conditions of the remaining Seller Notes is consistent with comparable market debt issues.